Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
13 Earnings per share
in	2019	2018	2017
Basic net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for basic earnings per share	3,419	2,024	(983)
Net income/(loss) attributable to shareholders for diluted earnings per share	3,419	2,024	(983)
Weighted-average shares outstanding (million)
For basic earnings per share available for common shares	2,524.2	2,574.2	2,413.8
Dilutive share options and warrants	2.7	3.0	0.0
Dilutive share awards	59.9	53.8	0.0
For diluted earnings per share available for common shares [1]	2,586.8	2,631.0	2,413.8	[2]
Earnings/(loss) per share available for common shares (CHF)
Basic earnings/(loss) per share available for common shares	1.35	0.79	(0.41)
Diluted earnings/(loss) per share available for common shares	1.32	0.77	(0.41)
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 7.9 million, 8.7 million and 9.8 million for 2019, 2018 and 2017, respectively.

2
Due to the net loss in 2017, 2.9 million of weighted-average share options and warrants outstanding and 57.7 million of weighted-average share awards outstanding were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.